STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2019
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS
29. STATUTORY RESERVES AND RESTRICTED NET ASSETS
Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after-tax profit
to non-distributable reserve
funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until
the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2017, 2018 and 2019, appropriations to the statutory reserve have been made by the Group, which was RMB 4,227, RMB 4,277 and RMB 3,129, respectively.
In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets was RMB 253,310, or 17% of the Group’s total consolidated net assets as of December 31, 2019.
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was not applicable for the Company to disclose the financial statements for the parent company.